As filed with the Securities and Exchange Commission on November 29, 2013

REGISTRATION NO. 033-63560 and 811-7762

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE	☒
SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56	☒

(Check appropriate box or boxes)

FIRST EAGLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, NY 10105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 698-3000

Copy to:

Nathan J. Greene, Esq.

Shearman & Sterling LLP

599 Lexington Ave

New York, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on December 27, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Funds’ Post-Effective Amendment No. 53 to its Registration Statement until December 27, 2013. Post-Effective Amendment No. 53 to the Funds’ Registration Statement relates to the Flexible Risk Allocation Fund which was created pursuant to Post-Effective Amendment No. 53 to the Funds’ Registration Statement filed on September 17, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940, filed on September 17, 2013 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registration has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 29th day of November, 2013.

FIRST EAGLE FUNDS

By:	/s/ JOHN P. ARNHOLD*
JOHN P. ARNHOLD
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	November 29, 2013
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	November 29, 2013
(JOHN P. ARNHOLD)

/s/ JEAN-MARIE EVEILLARD*	Trustee	November 29, 2013
(JEAN-MARIE EVEILLARD)

/s/ CANDACE K. BEINECKE*	Trustee	November 29, 2013
(CANDACE K. BEINECKE)

/s/ JEAN D. HAMILTON*	Trustee	November 29, 2013
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	November 29, 2013
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	November 29, 2013
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	November 29, 2013
(PAUL J. LAWLER)

/s/ JOSEPH MALONE*	Chief Financial Officer	November 29, 2013
(JOSEPH MALONE)

*By:	/s/ SUZAN AFIFI
SUZAN AFIFI POWER-OF-ATTORNEY

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